Convertible bonds (Details Narrative)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Convertible Bonds
Convertible bonds	$ 6,440,000	¥ 45,265,472	¥ (0)